Leases - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Total cash outflow from leases	₩ 5,674	₩ 74,517
Interest income on lease receivables	₩ 266	₩ 182